Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Beginning balance	$ 75,931	$ 302,084
(Reversal) Addition	536,626	(231,966)
Exchange rate effect	5,967	5,813
Ending balance	$ 618,524	$ 75,931